Rate Matters West Companies (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Feb. 20, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Public Utilities, General Disclosures [Line Items]
Secured Debt		$ 1,025.1	$ 1,111.4
Asset Impairments and Other Related Charges		156.4	70.6	$ 87.1
Construction Work in Progress		4,319.8	4,393.9
AEP Texas Inc. [Member]
Public Utilities, General Disclosures [Line Items]
Secured Debt		776.8	791.2
Asset Impairments and Other Related Charges		32.5	0.0	0.0
Construction Work in Progress		763.9	836.2
Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Provision for Refund		(9.1)	3.8	(43.5)
Construction Work in Progress		133.4	94.0
Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Asset Impairments and Other Related Charges		0.0	0.0	33.6
Provision for Refund		(32.0)	(6.7)	$ 0.0
Construction Work in Progress		216.9	$ 199.3
AEP Texas Interim Transmission and Distribution Rates [Member]
Public Utilities, General Disclosures [Line Items]
AEP Texas Cumulative Revenues Subject to Review		1,400.0
AEP Texas Interim Transmission and Distribution Rates [Member] | AEP Texas Inc. [Member]
Public Utilities, General Disclosures [Line Items]
AEP Texas Cumulative Revenues Subject to Review		1,400.0
2019 Texas Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
ALJ Recommended Annual Decrease		$ 60.0
ALJ Recommended Return on Common Equity		9.40%
Requested Annual Increase		$ 56.0
Requested Return on Equity		10.50%
Refund for Excess ADIT		$ 21.0
Asset Impairments and Other Related Charges		33.0
Refund for Excess ADIT Associated with Certain Depreciable Property		275.0
2019 Texas Base Rate Case [Member] | Previously Collected Rates Subject to Reconciliation [Member]
Public Utilities, General Disclosures [Line Items]
Provision for Refund		30.0
2019 Texas Base Rate Case [Member] | Capital Incentives [Member]
Public Utilities, General Disclosures [Line Items]
Recommended Disallowance from ALJ		84.0
2019 Texas Base Rate Case [Member] | Other Plant Additions [Member]
Public Utilities, General Disclosures [Line Items]
Recommended Disallowance from ALJ		5.0
2019 Texas Base Rate Case [Member] | Rate Case Expense [Member]
Public Utilities, General Disclosures [Line Items]
Write-off of Regulatory Expense		4.0
2019 Texas Base Rate Case [Member] | Amount of 2019 Investments [Member]
Public Utilities, General Disclosures [Line Items]
Asset Impairments and Other Related Charges		10.0
2019 Texas Base Rate Case [Member] | AEP Texas Inc. [Member]
Public Utilities, General Disclosures [Line Items]
ALJ Recommended Annual Decrease		$ 60.0
ALJ Recommended Return on Common Equity		9.40%
Requested Annual Increase		$ 56.0
Requested Return on Equity		10.50%
Refund for Excess ADIT		$ 21.0
Asset Impairments and Other Related Charges		33.0
Refund for Excess ADIT Associated with Certain Depreciable Property		275.0
2019 Texas Base Rate Case [Member] | AEP Texas Inc. [Member] | Previously Collected Rates Subject to Reconciliation [Member]
Public Utilities, General Disclosures [Line Items]
Provision for Refund		30.0
2019 Texas Base Rate Case [Member] | AEP Texas Inc. [Member] | Capital Incentives [Member]
Public Utilities, General Disclosures [Line Items]
Recommended Disallowance from ALJ		84.0
2019 Texas Base Rate Case [Member] | AEP Texas Inc. [Member] | Other Plant Additions [Member]
Public Utilities, General Disclosures [Line Items]
Recommended Disallowance from ALJ		5.0
2019 Texas Base Rate Case [Member] | AEP Texas Inc. [Member] | Rate Case Expense [Member]
Public Utilities, General Disclosures [Line Items]
Write-off of Regulatory Expense		4.0
2019 Texas Base Rate Case [Member] | AEP Texas Inc. [Member] | Amount of 2019 Investments [Member]
Public Utilities, General Disclosures [Line Items]
Asset Impairments and Other Related Charges		10.0
Texas Storm Cost Securitization [Member]
Public Utilities, General Disclosures [Line Items]
Excess ADIT		64.0
Secured Debt		235.0
Texas Restoration Carrying Costs		33.0
Debt Carrying Costs Recorded as Reduction to Interest Expense		21.0
Transmission Related Assets to be Recovered at a Later Time		95.0
Texas Storm Cost Securitization [Member] | AEP Texas Inc. [Member]
Public Utilities, General Disclosures [Line Items]
Excess ADIT		64.0
Secured Debt		235.0
Texas Restoration Carrying Costs		33.0
Debt Carrying Costs Recorded as Reduction to Interest Expense		21.0
Transmission Related Assets to be Recovered at a Later Time		$ 95.0
ETT Interim Transmission Rates [Member]
Public Utilities, General Disclosures [Line Items]
Parent Ownership Interest In ETT		50.00%
AEP Share Of ETT Cumulative Revenues Subject To Review		$ 1,000.0
2018 Oklahoma Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		$ 88.0
Requested Return on Equity		10.30%
Amount Of Increased Depreciation Expense Requested		$ 13.0
Amount of Increase Related to Increased Storm Expense Amortization		7.0
Approved Annual Revenue Increase		$ 46.0
Approved Return on Common Equity		9.40%
Revenue Cap on New Distribution Reliability and Safety Rider		$ 5.0
2018 Oklahoma Base Rate Case [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		$ 88.0
Requested Return on Equity		10.30%
Amount Of Increased Depreciation Expense Requested		$ 13.0
Amount of Increase Related to Increased Storm Expense Amortization		7.0
Approved Annual Revenue Increase		$ 46.0
Approved Return on Common Equity		9.40%
Revenue Cap on New Distribution Reliability and Safety Rider		$ 5.0
2012 Texas Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
2013 Reversal Of Previously Recorded Regulatory Disallowances		114.0
Resulting Approved Base Rate Increase		52.0
2012 Texas Base Rate Case [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
2013 Reversal Of Previously Recorded Regulatory Disallowances		114.0
Resulting Approved Base Rate Increase		52.0
2012 Texas Base Rate Case [Member] | Turk Generating Plant [Member]
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net		$ 1,500.0
Texas Jurisdictional Share of Turk Plant		33.00%
2012 Texas Base Rate Case [Member] | Turk Generating Plant [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net		$ 1,500.0
Texas Jurisdictional Share of Turk Plant		33.00%
2016 Texas Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Requested Return on Equity		10.00%
Approved Return on Common Equity		9.60%
Requested Net Increase in Texas Annual Revenues		$ 69.0
Approved Net Increase in Texas Annual Revenues		50.0
Approved Additional Vegetation Management Expenses		2.0
Impairment Charge Total		19.0
Impairment Charge Welsh Plant, Unit 2		7.0
Impairment Charge Disallowed Plant Investments		12.0
Additional Revenues Recognized to be Surcharged to Customers		32.0
Additional Recognized Expenses Consisting Primarily of Depreciation and Vegetation Management		$ 7.0
2016 Texas Base Rate Case [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Return on Equity		10.00%
Approved Return on Common Equity		9.60%
Requested Net Increase in Texas Annual Revenues		$ 69.0
Approved Net Increase in Texas Annual Revenues		50.0
Approved Additional Vegetation Management Expenses		2.0
Impairment Charge Total		19.0
Impairment Charge Welsh Plant, Unit 2		7.0
Impairment Charge Disallowed Plant Investments		12.0
Additional Revenues Recognized to be Surcharged to Customers		32.0
Additional Recognized Expenses Consisting Primarily of Depreciation and Vegetation Management		7.0
Louisiana 2018 Formula Rate Filing [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		28.0
Adjusted Requested Annual Increase		18.0
Refund for Current Year Tax Reform Rate Change		11.0
Additional Refund for Current Year Tax Reform Rate Change		4.0
Staff Recommended Annual Rate Increase		14.0
Louisiana 2018 Formula Rate Filing [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		28.0
Adjusted Requested Annual Increase		18.0
Refund for Current Year Tax Reform Rate Change		11.0
Additional Refund for Current Year Tax Reform Rate Change		4.0
Staff Recommended Annual Rate Increase		14.0
Welsh Plant, Units 1 And 3 - Environmental Projects [Member] | Welsh Plant, Units 1 and 3 [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs		520.0
Construction Work in Progress		399.0
Total Amount of Welsh Environmental Project Approved For Recovery		340.0
Welsh Plant, Units 1 And 3 - Environmental Projects [Member] | Welsh Plant, Units 1 and 3 [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs		520.0
Construction Work in Progress		399.0
Total Amount of Welsh Environmental Project Approved For Recovery		340.0
2019 Arkansas Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		$ 75.0
Requested Return on Equity		10.50%
Approved Annual Revenue Increase		$ 53.0
Approved Annual Revenue Increase - Net		$ 24.0
Approved Return on Common Equity		9.45%
Approved Increase in Annual Depreciation Expense		$ 6.0
Adjusted Requested Annual Increase		67.0
Requested Annual Net Increase		58.0
Requested Additional Vegetation Management Expenses		12.0
2019 Arkansas Base Rate Case [Member] | Capital Investments [Member]
Public Utilities, General Disclosures [Line Items]
Disallowed Item in Commission Order		4.0
2019 Arkansas Base Rate Case [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		$ 75.0
Requested Return on Equity		10.50%
Approved Annual Revenue Increase		$ 53.0
Approved Annual Revenue Increase - Net		$ 24.0
Approved Return on Common Equity		9.45%
Approved Increase in Annual Depreciation Expense		$ 6.0
Adjusted Requested Annual Increase		67.0
Requested Annual Net Increase		58.0
Requested Additional Vegetation Management Expenses		12.0
2019 Arkansas Base Rate Case [Member] | Southwestern Electric Power Co [Member] | Capital Investments [Member]
Public Utilities, General Disclosures [Line Items]
Disallowed Item in Commission Order		$ 4.0
FERC Transmission Complaint - AEP SPP Participants [Member]
Public Utilities, General Disclosures [Line Items]
Approved Return on Common Equity		10.70%
Intervenor Recommended Return On Common Equity Range		8.36%
Second Intervenor Recommended Return on Common Equity		8.71%
Return On Common Equity Per Settlement Agreement		10.00%
Return on Common Equity Inclusive of RTO Per Settlement Agreement		10.50%
RTO Incentive Adder Per Settlement Agreement		0.50%
Subsequent Event [Member] | 2019 Texas Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Settlement Agreement Annual Decrease	$ 40.0
Settlement Agreement Return on Common Equity	9.40%
Subsequent Event [Member] | 2019 Texas Base Rate Case [Member] | Debt [Member]
Public Utilities, General Disclosures [Line Items]
Settlement Agreement Capital Structure	57.50%
Subsequent Event [Member] | 2019 Texas Base Rate Case [Member] | Equity [Member]
Public Utilities, General Disclosures [Line Items]
Settlement Agreement Capital Structure	42.50%
Subsequent Event [Member] | 2019 Texas Base Rate Case [Member] | Excess ADIT and Excess Federal Income Taxes to Distribution Customers [Member]
Public Utilities, General Disclosures [Line Items]
Settlement Agreement Refund to Customers	$ 77.0
Subsequent Event [Member] | 2019 Texas Base Rate Case [Member] | Excess ADIT and Excess Federal Income Taxes to Transmission Customers [Member]
Public Utilities, General Disclosures [Line Items]
Settlement Agreement Refund to Customers	31.0
Subsequent Event [Member] | 2019 Texas Base Rate Case [Member] | Previously Collected Rates Subject to Reconciliation [Member]
Public Utilities, General Disclosures [Line Items]
Settlement Agreement Refund to Customers	30.0
Subsequent Event [Member] | 2019 Texas Base Rate Case [Member] | Vegetation Management [Member]
Public Utilities, General Disclosures [Line Items]
Settlement Agreement Approved for Recovery	26.0
Subsequent Event [Member] | 2019 Texas Base Rate Case [Member] | Capital Investments [Member]
Public Utilities, General Disclosures [Line Items]
Settlement Agreement Disallowance	23.0
Subsequent Event [Member] | 2019 Texas Base Rate Case [Member] | Rate Case Expense [Member]
Public Utilities, General Disclosures [Line Items]
Settlement Agreement Disallowance	4.0
Subsequent Event [Member] | 2019 Texas Base Rate Case [Member] | AEP Texas Inc. [Member]
Public Utilities, General Disclosures [Line Items]
Settlement Agreement Annual Decrease	$ 40.0
Settlement Agreement Return on Common Equity	9.40%
Subsequent Event [Member] | 2019 Texas Base Rate Case [Member] | AEP Texas Inc. [Member] | Debt [Member]
Public Utilities, General Disclosures [Line Items]
Settlement Agreement Capital Structure	57.50%
Subsequent Event [Member] | 2019 Texas Base Rate Case [Member] | AEP Texas Inc. [Member] | Equity [Member]
Public Utilities, General Disclosures [Line Items]
Settlement Agreement Capital Structure	42.50%
Subsequent Event [Member] | 2019 Texas Base Rate Case [Member] | AEP Texas Inc. [Member] | Excess ADIT and Excess Federal Income Taxes to Distribution Customers [Member]
Public Utilities, General Disclosures [Line Items]
Settlement Agreement Refund to Customers	$ 77.0
Subsequent Event [Member] | 2019 Texas Base Rate Case [Member] | AEP Texas Inc. [Member] | Excess ADIT and Excess Federal Income Taxes to Transmission Customers [Member]
Public Utilities, General Disclosures [Line Items]
Settlement Agreement Refund to Customers	31.0
Subsequent Event [Member] | 2019 Texas Base Rate Case [Member] | AEP Texas Inc. [Member] | Previously Collected Rates Subject to Reconciliation [Member]
Public Utilities, General Disclosures [Line Items]
Settlement Agreement Refund to Customers	30.0
Subsequent Event [Member] | 2019 Texas Base Rate Case [Member] | AEP Texas Inc. [Member] | Vegetation Management [Member]
Public Utilities, General Disclosures [Line Items]
Settlement Agreement Approved for Recovery	26.0
Subsequent Event [Member] | 2019 Texas Base Rate Case [Member] | AEP Texas Inc. [Member] | Capital Investments [Member]
Public Utilities, General Disclosures [Line Items]
Settlement Agreement Disallowance	23.0
Subsequent Event [Member] | 2019 Texas Base Rate Case [Member] | AEP Texas Inc. [Member] | Rate Case Expense [Member]
Public Utilities, General Disclosures [Line Items]
Settlement Agreement Disallowance	$ 4.0